COMMITMENTS AND CONTINGENT LIABILITIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Changes in the period reflected in income	2,907	2,535	2,440
Tax Payable and Challenged In Court [Member]
Loss Contingencies [Line Items]
Opening balance (Note 18)	6,337	6,155
Balance arising from business combinations	0	3,003
Reclassification	0	(111)
Changes in the period reflected in income	693	2,100
Interest and monetary correction	308	849
Increase	769	2,182
Reversal	(384)	(931)
Payments	(1,936)	(4,810)
Closing balance (Note 18)	5,094	6,337
Escrow deposits (Note 14)	3,708	4,127